Offerings	Oct. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, consisting of
Maximum Aggregate Offering Price	$ 11,750,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,022.25
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Common Stock")
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase shares of Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price. (3) No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price. (3) No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Warrants
Maximum Aggregate Offering Price	$ 58,750,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,111.25
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price. (4) The exercise price of each Warrant is equal to 250% of the offering price per Unit.